REVERSALS OF IMPAIRMENT CHARGES	12 Months Ended
Dec. 31, 2019
REVERSALS OF IMPAIRMENT CHARGES
REVERSALS OF IMPAIRMENT CHARGES

8.           REVERSALS OF IMPAIRMENT CHARGES

	Years ended December 31,
	2019	2018
Property, plant and equipment	$361.8	$—
	$361.8	$—

At December 31, 2019, upon completion of the Company’s assessment of the carrying values of its CGUs, the Company recorded reversals of impairment charges of  $361.8 million, related entirely to property, plant and equipment at Paracatu and Tasiast of $200.7 million and $161.1 million, respectively, and were mainly due to an increase in the Company’s long-term gold price estimates. For Paracatu, the reversal was limited to a full reversal of the remaining impairment charge recorded in 2017. For Tasiast, the reversal represents a partial reversal of the total impairment charges previously recorded. The tax impact on the impairment reversal at Paracatu was an expense of $68.2  million and was recorded within income tax expense. There was no tax impact on the impairment reversal at Tasiast. After giving effect to the impairment reversals, the carrying values of Paracatu and Tasiast were $1,461.0 million and $2,123.6 million, respectively, as at December 31, 2019.

The significant estimates and assumptions used in the Company’s impairment assessments are disclosed in Note 5 to the financial statements. The Company performed a sensitivity analysis on all key assumptions and determined that no reasonably possible change in any of the key assumptions would cause the carrying value of any CGU with recorded goodwill to exceed its recoverable amount.